Property and Equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Total	¥ 18,819	¥ 19,724
Less: accumulated depreciation	(13,002)	(12,358)
Property and equipment, net	5,817	7,366
Depreciation expense	2,196	1,733	¥ 1,772
Office Equipment
Property and equipment, net
Total	6,375	6,218
Furniture and Fixtures
Property and equipment, net
Total	4,754	4,723
Leasehold Improvements
Property and equipment, net
Total	¥ 7,690	¥ 8,783